Concentrations of Credit Risk (Details) (Customer Concentration Risk [Member])	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Member] | Ericsson, Inc [Member]
Summary of concentrations of significant customers
Concentration risk percentage	29.00%		33.00%
Accounts Receivable [Member] | Ericsson Caribbean [Member]
Summary of concentrations of significant customers
Concentration risk percentage	4.00%		11.00%
Accounts Receivable [Member] | JDL Technologies [Member]
Summary of concentrations of significant customers
Concentration risk percentage	0.00%
Accounts Receivable [Member] | Crown Castle [Member]
Summary of concentrations of significant customers
Concentration risk percentage	6.00%
Accounts Receivable [Member] | Nexlink [Member]
Summary of concentrations of significant customers
Concentration risk percentage		15.00%	0.00%
Accounts Receivable [Member] | Verizon Communications, Inc. [Member]
Summary of concentrations of significant customers
Concentration risk percentage	2.00%	3.00%	3.00%	48.00%
Accounts Receivable [Member] | Alpha Technologies Services [Member]
Summary of concentrations of significant customers
Concentration risk percentage		28.00%		8.00%
Accounts Receivable [Member] | Hotwire Communications [Member]
Summary of concentrations of significant customers
Concentration risk percentage		19.00%		5.00%
Accounts Receivable [Member] | South West Florida Works [Member]
Summary of concentrations of significant customers
Concentration risk percentage		0.00%
Accounts Receivable [Member] | Claro Puerto Rico [Member]
Summary of concentrations of significant customers
Concentration risk percentage	1.00%
Accounts Receivable [Member] | Alcatel Lucent [Member]
Summary of concentrations of significant customers
Concentration risk percentage	5.00%
Accounts Receivable [Member] | C2 Utility [Member]
Summary of concentrations of significant customers
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Danella Construction Corp. of FL, Inc.
Summary of concentrations of significant customers
Concentration risk percentage				4.00%
Accounts Receivable [Member] | Miami Dade County ETSD [Member]
Summary of concentrations of significant customers
Concentration risk percentage				1.00%
Accounts Receivable [Member] | Miami Dade County Public Schools [Member]
Summary of concentrations of significant customers
Concentration risk percentage				28.00%
Revenues [Member] | Ericsson, Inc [Member]
Summary of concentrations of significant customers
Concentration risk percentage	44.00%		33.00%
Revenues [Member] | Ericsson Caribbean [Member]
Summary of concentrations of significant customers
Concentration risk percentage	3.00%		5.00%
Revenues [Member] | JDL Technologies [Member]
Summary of concentrations of significant customers
Concentration risk percentage	4.00%
Revenues [Member] | Crown Castle [Member]
Summary of concentrations of significant customers
Concentration risk percentage	4.00%
Revenues [Member] | Nexlink [Member]
Summary of concentrations of significant customers
Concentration risk percentage		37.00%	14.00%
Revenues [Member] | Verizon Communications, Inc. [Member]
Summary of concentrations of significant customers
Concentration risk percentage	3.00%	24.00%	7.00%	56.00%
Revenues [Member] | Alpha Technologies Services [Member]
Summary of concentrations of significant customers
Concentration risk percentage		7.00%		1.00%
Revenues [Member] | Hotwire Communications [Member]
Summary of concentrations of significant customers
Concentration risk percentage		7.00%		4.00%
Revenues [Member] | South West Florida Works [Member]
Summary of concentrations of significant customers
Concentration risk percentage		3.00%
Revenues [Member] | Claro Puerto Rico [Member]
Summary of concentrations of significant customers
Concentration risk percentage	3.00%
Revenues [Member] | Alcatel Lucent [Member]
Summary of concentrations of significant customers
Concentration risk percentage	3.00%
Revenues [Member] | C2 Utility [Member]
Summary of concentrations of significant customers
Concentration risk percentage			4.00%
Revenues [Member] | Danella Construction Corp. of FL, Inc.
Summary of concentrations of significant customers
Concentration risk percentage				17.00%
Revenues [Member] | Miami Dade County ETSD [Member]
Summary of concentrations of significant customers
Concentration risk percentage				5.00%
Revenues [Member] | Miami Dade County Public Schools [Member]
Summary of concentrations of significant customers
Concentration risk percentage				4.00%